UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8061

Diamond Hill Funds
(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215
(Address of principal executive offices) (Zip code)

James F. Laird, Jr., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215
(Name and address of agent for service)

Registrant's telephone number, including area code: (614) 255-3341

Date of fiscal year end: 12/31

Date of reporting period: 09/30/09

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Diamond Hill Small Cap Fund
Schedule of Investments
September 30, 2009 (Unaudited)

		Market
	Shares	Value

Common Stocks — 82.2%
Consumer Discretionary — 9.8%
Aaron's, Inc. ◊	144,975	$3,827,340
Brink's Home Security Holdings, Inc.*	114,340	3,520,529
Callaway Golf Co. ◊	631,916	4,808,881
Hanesbrands, Inc.* ◊	355,100	7,599,140
Hillenbrand, Inc.	259,590	5,287,848
JAKKS Pacific, Inc.* ◊	348,753	4,994,143
K-Swiss, Inc.*	457,100	4,017,909
Steiner Leisure Ltd.* ◊	484,325	17,319,462
		51,375,252

Consumer Staples — 8.8%
American Italian Pasta Co. - Class A*	91,750	2,493,765
Chattem, Inc.* ◊	204,925	13,609,069
Del Monte Foods Co.	610,160	7,065,653
Flowers Foods, Inc. ◊	506,530	13,316,674
Hain Celestial Group, Inc., The*	4,755	91,153
Lance, Inc.	73,622	1,900,920
Ruddick Corp. ◊	275,945	7,345,656
		45,822,890

Energy — 14.2%
Berry Petroleum Co. ◊	179,460	4,805,939
Cimarex Energy Co. ◊	373,145	16,164,641
Encore Acquisition Co.*	418,108	15,637,239
Exterran Holdings, Inc.* ◊	45,308	1,075,612
Forest Oil Corp.*	148,855	2,913,092
Helmerich & Payne, Inc. ◊	66,150	2,614,910
Hornbeck Offshore Services, Inc.* ◊	271,525	7,483,229
Lufkin Industries, Inc. ◊	112,750	5,996,045
Southwestern Energy Co.*	178,230	7,606,856
Whiting Petroleum Corp.*	170,055	9,791,767
		74,089,330

Financial — 20.3%
Alleghany Corp.*	29,746	7,705,701
Assurant, Inc.	399,980	12,823,359
Assured Guaranty Ltd. ◊	841,492	16,341,775
City National Corp. ◊	158,685	6,177,607
First American Corp.	237,945	7,702,280
First Niagara Financial Group, Inc.	107,800	1,329,174
Hanover Insurance Group	167,197	6,910,252
Horace Mann Educators Corp.	313,030	4,373,029

Huntington Bancshares, Inc.	1,305,798	6,150,309
LaSalle Hotel Properties - REIT◊	156,105	3,069,024
Leucadia National Corp.* ◊	286,645	7,085,864
Mid-America Apartment Communities, Inc. - REIT◊	125,069	5,644,364
National Penn Bancshares, Inc.	199,710	1,220,228
Old Republic International Corp. ◊	1,018,765	12,408,558
Redwood Trust, Inc.	286,720	4,444,160
Taylor Capital Group, Inc.* ◊	22,404	147,866
United Fire & Casualty Co. ◊	171,509	3,070,011
		106,603,561

Health Care — 7.2%
Analogic Corp.	66,298	2,454,352
InVentiv Health, Inc.*	383,780	6,420,639
King Pharmaceuticals, Inc.*	494,365	5,324,311
LifePoint Hospitals, Inc.* ◊	339,805	9,195,124
Res-Care, Inc.*	520,695	7,399,076
STERIS Corp. ◊	184,640	5,622,288
Waters Corp.*	17,663	986,655
		37,402,445

Industrial — 10.6%
AirTran Holdings, Inc.* ◊	1,086,405	6,790,031
Apogee Enterprises, Inc. ◊	499,250	7,498,735
BE Aerospace, Inc.* ◊	380,150	7,656,221
Brink's Co., The	284,570	7,657,779
Hub Group, Inc. - Class A*	261,430	5,973,676
Kaydon Corp. ◊	161,270	5,228,373
Toro Co., The◊	257,045	10,222,680
Trinity Industries, Inc. ◊	246,170	4,231,662
		55,259,157

Information Technology — 7.1%
Alliance Data Systems Corp.* ◊	152,530	9,316,532
CSG Systems International, Inc.*	430,477	6,891,937
KLA-Tencor Corp.	262,130	9,399,982
Verigy Ltd.*	987,055	11,469,579
		37,078,030

Utilities — 4.2%
Cleco Corp. ◊	318,925	7,998,639
UGI Corp.	243,200	6,094,592
WGL Holdings, Inc. ◊	238,319	7,897,892
		21,991,123
Total Common Stocks		$429,621,788

Registered Investment Companies — 40.7%
JPMorgan Prime Money Market Fund, Capital Shares††	117,534,809	$117,534,809
JPMorgan U.S. Government Money Market Fund, Capital Shares	95,142,609	95,142,609
Total Registered Investment Companies		$212,677,418

Total Investment Securities — 122.9%		$642,299,206
(Cost $601,901,774)**
Liabilities In Excess Of Other Assets — (22.9%)		(119,867,358)
Net Assets — 100.0%		$522,431,848

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2009, was $113,524,727.
††	The entire security represents collateral for securities loaned as of September 30, 2009.
REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
September 30, 2009 (Unaudited)

		Market
	Shares	Value

Common Stocks — 83.1%
Consumer Discretionary — 8.6%
Aaron's, Inc.	13,680	$361,152
Brink's Home Security Holdings, Inc.*	9,345	287,733
Callaway Golf Co. ◊	73,080	556,139
Hanesbrands, Inc.* ◊	11,845	253,483
Harley - Davidson, Inc. ◊	9,080	208,840
Hillenbrand, Inc.	17,445	355,355
K-Swiss, Inc.* ◊	33,945	298,377
Steiner Leisure Ltd.* ◊	18,770	671,214
		2,992,293

Consumer Staples — 10.3%
American Italian Pasta Co. - Class A*	6,130	166,613
Chattem, Inc.* ◊	12,215	811,198
ConAgra Foods, Inc.	41,440	898,419
Del Monte Foods Co.	39,940	462,505
Flowers Foods, Inc. ◊	32,230	847,327
Hain Celestial Group, Inc., The*	320	6,134
Lance, Inc.	4,940	127,551
Ruddick Corp. ◊	9,475	252,225
		3,571,972

Energy — 15.1%
Berry Petroleum Co. ◊	6,570	175,945
Cimarex Energy Co. ◊	29,740	1,288,336
Encore Acquisition Co.*	30,835	1,153,229
Forest Oil Corp.*	10,245	200,495
Hornbeck Offshore Services, Inc.* ◊	11,010	303,436
Noble Energy, Inc.	18,150	1,197,173
Southwestern Energy Co.*	15,885	677,972
Whiting Petroleum Corp.*	4,410	253,928
		5,250,514

Financial — 17.2%
Alleghany Corp.*	1,390	360,080
Allstate Corp.	22,505	689,103
Assurant, Inc.	25,565	819,613
Assured Guaranty Ltd. ◊	39,695	770,877
City National Corp. ◊	8,660	337,134
First American Corp.	8,105	262,359
Hanover Insurance Group, Inc.	11,745	485,421
Huntington Bancshares, Inc. ◊	108,864	512,749
Marsh & McLennan Co's., Inc.	19,365	478,896

Mid-America Apartment Communities, Inc. - REIT ◊	3,840	173,299
National Penn Bancshares, Inc.	13,155	80,377
Old Republic International Corp. ◊	61,670	751,141
SunTrust Banks, Inc.	5,425	122,334
United Fire & Casualty Co.	9,024	161,530
		6,004,913

Health Care — 6.6%
Analogic Corp.	3,875	143,453
Cardinal Health, Inc.	18,820	504,376
Forest Laboratories, Inc.*	11,850	348,864
King Pharmaceuticals, Inc.*	49,770	536,023
LifePoint Hospitals, Inc.* ◊	13,865	375,187
Steris Corp. ◊	13,305	405,137
		2,313,040

Industrial — 12.4%
AirTran Holdings, Inc.*	54,605	341,281
Avery Dennison Corp.	11,310	407,273
Brink's Co., The	15,235	409,974
Dover Corp.	28,040	1,086,830
Fluor Corp.	7,580	385,443
Hub Group, Inc. - Class A*	23,110	528,064
Southwest Airlines Co.	47,250	453,600
Toro Co., The◊	6,105	242,796
Trinity Industries, Inc. ◊	25,840	444,190
		4,299,451

Information Technology — 6.4%
Alliance Data Systems Corp.* ◊	8,300	506,964
KLA-Tencor Corp.	19,390	695,325
Paychex, Inc. ◊	9,065	263,338
Verigy Ltd.*	65,880	765,526
		2,231,153

Utilities — 6.5%
Cleco Corp. ◊	20,800	521,664
Energen Corp.	17,760	765,456
UGI Corp.	18,305	458,723
WGL Holdings, Inc.	15,255	505,551
		2,251,394

Total Common Stocks		$28,914,730

Registered Investment Companies — 38.6%
JPMorgan Prime Money Market Fund, Capital Shares††	8,929,043	8,929,043
JPMorgan U.S. Government Money Market Fund, Capital Shares	4,506,059	4,506,059

Total Registered Investment Companies		$13,435,102

Total Investment Securities — 121.7%	$42,349,832
(Cost $38,826,234)**
Liabilities In Excess Of Other Assets — (21.7%)	(7,554,957)
Net Assets — 100.0%	$34,794,875

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2009, was $7,407,178.
††	A portion of this security represents collateral for securities loaned. The total value of the collateral, as of September 30, 2009, was $7,626,503.
REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Diamond Hill Large Cap Fund
Schedule of Investments
September 30, 2009 (Unaudited)

		Market
	Shares	Value
Common Stocks — 92.3%
Consumer Discretionary — 3.0%
Hanesbrands, Inc.* ◊	324,613	$6,946,718
McDonald’s Corp.	206,800	11,802,076
		18,748,794

Consumer Staples — 13.7%
ConAgra Foods, Inc. ◊	499,140	10,821,355
General Mills, Inc.	175,770	11,316,073
Kimberly-Clark Corp.	177,285	10,456,269
PepsiCo, Inc.	178,730	10,484,302
Procter & Gamble Co., The	327,995	18,997,470
Sysco Corp. ◊	487,710	12,119,594
Wal-Mart Stores, Inc.	225,145	11,052,368
		85,247,431

Energy — 20.1%
Anadarko Petroleum Corp.	459,150	28,802,480
Apache Corp.	317,650	29,169,799
Devon Energy Corp. ◊	372,740	25,096,584
Occidental Petroleum Corp.	310,427	24,337,477
Transocean, Ltd.*	66,490	5,686,890
XTO Energy, Inc.	288,727	11,930,200
		125,023,430

Financial — 11.6%
Allstate Corp. ◊	202,555	6,202,234
American Express Co. ◊	350,780	11,891,442
Bank of New York Mellon Corp.	285,051	8,263,628
Marsh & McLennan Co's., Inc.	360,165	8,906,880
SunTrust Banks, Inc. ◊	385,845	8,700,805
Travelers Companies, Inc., The◊	263,310	12,962,751
U.S. Bancorp	272,010	5,946,139
Wells Fargo & Co.	328,675	9,262,062
		72,135,941

Health Care — 18.0%
Abbott Laboratories	407,790	20,173,370
Baxter International, Inc.	219,055	12,488,326
Cardinal Health, Inc. ◊	249,370	6,683,116
CareFusion Corp.* ◊	294,715	6,424,787
Johnson & Johnson	257,080	15,653,601
Medtronic, Inc.	509,987	18,767,522

Pfizer, Inc. ◊	650,060	10,758,493
Schering-Plough Corp.	384,640	10,866,080
UnitedHealth Group, Inc.	396,890	9,938,126
		111,753,421

Industrial — 14.5%
Avery Dennison Corp.	282,460	10,171,385
Dover Corp.	295,065	11,436,719
Fluor Corp. ◊	106,550	5,418,068
Illinois Tool Works, Inc. ◊	262,245	11,200,484
Parker Hannifin Corp. ◊	228,845	11,863,325
Raytheon Co.	196,630	9,432,341
Southwest Airlines Co.	1,069,670	10,268,832
United Technologies Corp.	329,670	20,086,792
		89,877,946

Information Technology — 9.0%
Alliance Data Systems Corp.* ◊	141,965	8,671,222
Cisco Systems*	506,375	11,920,068
Dell, Inc.* ◊	543,900	8,299,914
KLA-Tencor Corp. ◊	303,040	10,867,014
Microsoft Corp.	615,460	15,934,260
		55,692,478

Utilities — 2.4%
Dominion Resources, Inc.	433,280	14,948,160

Total Common Stocks		$573,427,601

Registered Investment Companies — 17.5%
JPMorgan Prime Money Market Fund, Capital Shares††	57,197,158	57,197,158
JPMorgan U.S. Government Money Market Fund, Capital Shares	51,293,873	51,293,873

Total Registered Investment Companies		$108,491,031

Total Investment Securities — 109.8%		$681,918,632
(Cost $642,950,685)**

Liabilities In Excess Of Other Assets — (9.8%)		(61,070,197)
Net Assets — 100.0%		$620,848,435

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2009, was $55,523,938.
††	The entire security represents collateral for securities loaned as of September 30, 2009.

See accompanying Notes to Schedule of Investments.

Diamond Hill Select Fund
Schedule of Investments
September 30, 2009 (Unaudited)

		Market
	Shares	Value
Common Stocks — 94.5%
Consumer Discretionary — 4.0%
Hanesbrands, Inc.* ◊	18,161	$388,645
McDonald’s Corp.	6,155	351,266
		739,911

Consumer Staples — 14.4%
ConAgra Foods, Inc.	28,643	620,980
General Mills, Inc.	6,250	402,375
PepsiCo, Inc.	5,090	298,579
Procter & Gamble Co., The	9,765	565,589
Sysco Corp.	21,235	527,690
Wal-Mart Stores, Inc.	5,045	247,659
		2,662,872

Energy — 18.5%
Anadarko Petroleum Corp.	10,210	640,473
Apache Corp. ◊	8,185	751,629
Cimarex Energy Co. ◊	11,260	487,783
Devon Energy Corp.	8,315	559,849
Exterran Holdings, Inc.* ◊	8,175	194,075
Occidental Petroleum Corp.	7,915	620,536
Southwestern Energy Co.* ◊	4,115	175,628
		3,429,973

Financial — 9.9%
American Express Co.	9,645	326,966
Assurant, Inc.	6,300	201,978
Travelers Companies, Inc., The	11,105	546,699
U.S. Bancorp◊	16,550	361,783
Wells Fargo & Co.	14,040	395,647
		1,833,073

Health Care — 19.6%
Abbott Laboratories	11,230	555,548
Baxter International, Inc.	10,845	618,273
Cardinal Health, Inc.	13,800	369,840
Johnson & Johnson	6,120	372,647
Medtronic, Inc.	14,806	544,861
Pfizer, Inc.	23,545	389,670
Schering-Plough Corp.	14,360	405,670
UnitedHealth Group, Inc.	14,682	367,637
		3,624,146

Industrial — 13.9%
AirTran Holdings, Inc.* ◊	10,600	66,250
Dover Corp.	15,430	598,067
Illinois Tool Works, Inc.	15,073	643,768
Parker Hannifin Corp.	5,550	287,712
Trinity Industries, Inc. ◊	10,795	185,566
United Technologies Corp.	13,055	795,441
		2,576,804

Information Technology — 11.8%
Alliance Data Systems Corp.* ◊	4,615	281,884
Cisco Systems*	22,190	522,353
KLA-Tencor Corp. ◊	12,340	442,512
Microsoft Corp.	25,985	672,752
Verigy Ltd.* ◊	22,955	266,737
		2,186,238

Utilities — 2.4%
Dominion Resources, Inc.	13,100	451,950

Total Common Stocks		$17,504,967

Registered Investment Companies — 21.8%
JPMorgan Prime Money Market Fund, Capital Shares††	2,953,011	2,953,011
JPMorgan U.S. Government Money Market Fund, Capital Shares	1,082,946	1,082,946

Total Registered Investment Companies		$4,035,957

Total Investment Securities — 116.3%		$21,540,924
(Cost $18,890,708)**

Liabilities In Excess Of Other Assets — (16.3%)		(3,019,145)
Net Assets — 100.0%		$18,521,779

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2009, was $2,882,585.
††	The entire security represents collateral for securities loaned as of September 30, 2009.

See accompanying Notes to Schedule of Investments.

Diamond Hill Long-Short Fund
Schedule of Investments
September 30, 2009 (Unaudited)

		Market
	Shares	Value
Common Stocks — 91.7%
Consumer Discretionary — 3.2%
Hanesbrands, Inc.* ◊†	1,029,786	$22,037,420
McDonald’s Corp. †	619,529	35,356,520
		57,393,940

Consumer Staples — 13.5%
ConAgra Foods, Inc. †	1,978,570	42,895,398
General Mills, Inc. †	641,386	41,292,431
PepsiCo, Inc.	664,330	38,969,598
Procter & Gamble Co., The	1,003,195	58,105,054
Sysco Corp. †	1,183,457	29,408,906
Wal-Mart Stores, Inc.	701,975	34,459,953
		245,131,340

Energy — 21.2%
Anadarko Petroleum Corp. †	1,298,775	81,472,156
Apache Corp. †	918,431	84,339,518
Cimarex Energy Co. ◊	560,005	24,259,417
Devon Energy Corp. †	919,895	61,936,530
Occidental Petroleum Corp. †	1,043,998	81,849,443
Transocean, Ltd.*	183,386	15,685,005
XTO Energy, Inc. †	896,387	37,038,711
		386,580,780

Financial — 7.6%
American Express Co.	952,240	32,280,936
SunTrust Banks, Inc. ◊	1,141,520	25,741,276
Travelers Companies, Inc., The	855,830	42,132,511
U.S. Bancorp†	735,427	16,076,434
Wells Fargo & Co.	762,760	21,494,577
		137,725,734

Health Care — 18.9%
Abbott Laboratories†	1,183,475	58,546,508
Baxter International, Inc.	640,675	36,524,882
Cardinal Health, Inc. †	751,960	20,152,528
CareFusion Corp.* †	924,240	20,148,432
Johnson & Johnson†	612,185	37,275,945
Medtronic, Inc. †	1,590,052	58,513,914
Pfizer, Inc.	2,136,675	35,361,971

Schering-Plough Corp. †	1,297,725	36,660,731
UnitedHealth Group, Inc. †	1,632,145	40,868,911
		344,053,822

Industrial — 14.5%
AirTran Holdings, Inc.* †	531,471	3,321,694
Avery Dennison Corp.	732,754	26,386,472
Dover Corp. †	1,056,055	40,932,692
Fluor Corp. †	378,245	19,233,758
Illinois Tool Works, Inc. †	806,360	34,439,636
Parker Hannifin Corp.	717,775	37,209,456
Raytheon Co.	575,692	27,615,945
Trinity Industries, Inc. ◊†	862,194	14,821,115
United Technologies Corp. †	977,055	59,531,960
		263,492,728

Information Technology — 10.2%
Alliance Data Systems Corp.* ◊	398,855	24,362,063
Cisco Systems, Inc.*	1,895,325	44,615,951
Dell, Inc.*	1,883,060	28,735,496
KLA-Tencor Corp. ◊	1,088,865	39,046,699
Microsoft Corp. †	1,843,935	47,739,477
		184,499,686

Utilities — 2.6%
Dominion Resources, Inc.	1,353,830	46,707,135

Total Common Stocks		$1,665,585,165

Registered Investment Companies — 13.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Capital Shares	89,476,049	89,476,049
JPMorgan Prime Money Market Fund, Capital Shares††	89,363,413	89,363,413
JPMorgan U.S. Government Money Market Fund, Capital Shares	57,464,202	57,464,202

Total Registered Investment Companies		$236,303,664

Total Investment Securities — 104.7%		$1,901,888,829
(Cost $1,776,500,398)**

Segregated Cash With Brokers — 38.6%		700,966,283

Securities Sold Short—(38.5%)		(698,993,094)
(Proceeds $610,733,121)

Liabilities In Excess Of Other Assets — (4.8%)		(87,764,249)
Net Assets — 100.0%		$1,816,097,769

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2009, was $87,161,690.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $730,658,642.
††	The entire security represents collateral for securities loaned as of September 30, 2009.

See accompanying Notes to Schedule of Investments.

Diamond Hill Long-Short Fund
Schedule of Securities Sold Short
September 30, 2009 (Unaudited)

		Market
	Shares	Value
Common Stocks — 93.7%
Consumer Discretionary — 43.2%
Amazon.com, Inc.*	162,070	$15,130,855
Career Education Corp.*	1,753,620	42,753,256
CarMax, Inc.*	651,970	13,626,173
Chipotle Mexican Grill, Inc.*	84,240	8,175,492
Corinthian Colleges, Inc.*	627,705	11,650,205
Gap, Inc., The	444,035	9,502,349
Gymboree Corp., The*	602,750	29,161,045
J.C. Penny Company, Inc.	243,990	8,234,662
LIFE TIME FITNESS, Inc.*	360,724	10,118,308
Macy's, Inc.	740,650	13,546,488
MGM MIRAGE*	3,490,821	42,029,485
NetFlix, Inc.*	143,265	6,614,546
Nordstrom, Inc.	396,330	12,103,918
Royal Caribbean Cruises, Ltd.*	1,179,190	28,394,895
Sally Beauty Holdings, Inc.*	1,521,610	10,818,647
Tractor Supply Co.*	598,128	28,961,358
Urban Outfitters, Inc.*	363,620	10,970,415
		301,792,097

Consumer Staples — 13.6%
BJ's Wholesale Club, Inc.*	220,587	7,989,661
Colgate-Palmolive Co.	395,646	30,179,877
Dean Foods Co.*	923,048	16,421,024
Green Mountain Coffee Roasters, Inc.*	129,410	9,555,634
H.J. Heinz Co.	235,820	9,373,845
Kraft Foods, Inc.	816,645	21,453,264
		94,973,305

Financial — 3.6%
Principal Financial Group, Inc.	331,980	9,092,932
PrivateBancorp, Inc.	259,795	6,354,587
Prosperity Bancshares, Inc.	287,385	9,998,124
		25,445,643

Health Care — 14.5%
Covance*	342,575	18,550,436
Laboratory Corp. of America Holdings*	598,488	39,320,662
Omnicare, Inc.	1,258,521	28,341,893
Quest Diagnostics, Inc.	289,850	15,127,271
		101,340,262

Industrial — 6.0%
Boeing Co., The	522,635	28,300,685
Old Dominion Freight Line, Inc.*	233,115	7,093,689
Werner Enterprises, Inc.	364,910	6,798,274
		42,192,648

Information Technology — 5.0%
Akamai Technologies, Inc.*	627,195	12,343,198
Salesforce.com, Inc.*	398,195	22,669,241
		35,012,439

Materials — 6.1%
Dow Chemical Co.	1,646,703	42,929,547

Telecommunication — 1.7%
Sprint Nextel Corp.*	2,798,055	11,052,318

Total Common Stocks Sold Short		$654,738,259

Exchange Traded Funds — 6.3%
SPDR S&P Retail ETF	1,296,655	$44,254,835

Total Securities Sold Short		$698,993,094
(Proceeds $610,733,121)

*	Non-dividend expense producing security.

See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Long-Short Fund
Schedule of Investments
September 30, 2009 (Unaudited)

		Market
	Shares	Value
Preferred Stocks — 14.1%
Finance - Banks & Thrifts — 9.0%
Huntington Bancshares, 8.50%◊	396	$344,520
National City Capital Trust IV, 8.00%	15,310	368,205
Regions Financing Trust III, 8.88%◊	2,861	68,578
Wachovia Preferred Funding	8,375	170,347
		951,650

Financial Specialties — 3.3%
Countrywide Capital V, 7.00%◊†	17,050	350,719

Real Estate Investment Trust — 1.8%
iStar Financial, Inc., Series F	17,057	141,403
LaSalle Hotel Properties, Series E	2,483	54,626
		196,029
Total Preferred Stocks		$1,498,398

Common Stocks — 71.3%
Finance - Banks & Thrifts — 26.8%
Bank of New York Mellon Corp. †	9,429	273,347
City National Corp. ◊†	4,115	160,197
Comerica, Inc. †	3,394	100,700
Fifth Third Bancorp	4,732	47,935
First Financial Holdings, Inc. ◊	7,050	112,589
First Niagara Financial Group, Inc.	8,760	108,011
Huntington Bancshares, Inc. ◊†	37,540	176,813
National Penn Bancshares, Inc.	16,720	102,159
PNC Financial Services Group, Inc. †	6,935	336,972
Seacoast Banking Corp. of Florida*	7,210	18,169
SunTrust Banks, Inc. ◊	9,469	213,526
Synovus Financial Corp. †	27,930	104,738
Taylor Capital Group, Inc.* ◊†	250	1,650
U.S. Bancorp†	19,012	415,602
Wells Fargo & Co. †	23,960	675,192
		2,847,600

Financial - Diversified — 9.4%
Affiliated Managers Group, Inc.* ◊	720	46,807
JPMorgan Chase & Co.	13,925	610,193

Leucadia National Corp.*	3,155	77,992
Morgan Stanley†	3,935	121,513
Paychex, Inc. ◊	3,145	91,362
State Street Corp.	943	49,602
		997,469

Financial Specialties — 3.5%
American Express Co.	9,275	314,422
Discover Financial Services†	3,621	58,769
		373,191

Insurance — 28.6%
Alleghany Corp.*	315	81,601
Allstate Corp. †	12,000	367,440
Assurant, Inc. †	12,135	389,048
Assured Guaranty Ltd. ◊	20,860	405,101
First American Corp. ◊	2,170	70,243
Hanover Insurance Group, Inc. ◊†	3,820	157,881
Hartford Financial Services Group, Inc., The◊	4,600	121,900
Horace Mann Educators Corp. ◊	13,018	181,861
Marsh & McLennan Co's., Inc.	9,875	244,209
Old Republic International Corp. ◊	23,650	288,057
Prudential Financial, Inc.	5,975	298,212
Travelers Companies, Inc., The	7,275	358,148
United Fire & Casualty Co. †	3,987	71,367
		3,035,068

Real Estate Investment Trust — 3.0%
Mid-America Apartment Communities, Inc. ◊†	2,471	111,516
Redwood Trust, Inc. ◊	13,565	210,258
		321,774

Total Common Stocks		$7,575,102

Registered Investment Companies — 27.4%
JPMorgan Prime Money Market Fund, Capital Shares††	2,093,015	2,093,015
JPMorgan U.S. Government Money Market Fund, Capital Shares	824,244	824,244

Total Registered Investment Companies		$2,917,259

		Market
	Par Value	Value
Corporate Bonds — 4.0%
Finance - Banks & Thrifts — 4.0%
AmSouth Bank NA, 5.20%, 4/1/15	120,000	$103,956
First Horizon National, 4.50%, 5/15/13	250,000	219,519
Huntington National Bank, 4.90%, 1/15/14	125,000	106,271

Total Corporate Bonds		$429,746

Total Investment Securities — 116.8%		$12,420,505
(Cost $10,792,604)**

Segregated Cash With Brokers — 9.1%		965,319

Securities Sold Short—(8.8%)		(939,990)
(Proceeds $1,035,439)

Liabilities In Excess Of Other Assets — (17.1%)		(1,812,522)
Net Assets — 100.0%		$10,633,312

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2009, was $2,020,178.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $2,819,967.
††	The entire security represents collateral for securities loaned as of September 30, 2009.

See accompanying Notes to Schedule of Investments

Diamond Hill Financial Long-Short Fund
Schedule of Securities Sold Short
September 30, 2009 (Unaudited)

		Market
	Shares	Value
Common Stocks — 100.0%
Finance - Banks & Thrifts — 76.1%
First Financial Bankshares, Inc.	2,825	$139,724
Home Bancshares, Inc.	6,410	140,507
Peoples Bancorp, Inc.	2,565	33,474
PrivateBancorp, Inc.	6,405	156,666
Prosperity Bancshares, Inc.	4,312	150,014
WesBanco, Inc.	6,150	95,080
		715,465

Finance - Broker Dealer — 8.2%
KBW, Inc.*	2,395	77,167

Financial - Diversified — 15.7%
Principal Financial Group, Inc.	5,380	147,358

Total Securities Sold Short
(Proceeds $1,035,439)		$939,990

*   Non-dividend expense producing security.

See accompanying Notes to Schedule of Investments.

Diamond Hill Strategic Income Fund
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares/	Market
	Par Value	Value
Common Stocks — 0.2%
Real Estate Investment Trust — 0.2%
iStar Financial, Inc. ◊	94,500	$287,280

Collateralized Debt Obligations — 0.5%
Alesco Preferred Funding III†	724,100	89,506
Alesco Preferred Funding IV†	337	4,014
Alesco Preferred Funding V†	80	1,002
Alesco Preferred Funding VI†	621,631	130,853
Alesco Preferred Funding VI Series E†	336,608	70,496
Fort Sheridan, Ltd. †	489,231	110,493
Taberna Preferred Funding, Ltd. †	1,008,118	202,270

Total Collateralized Debt Obligations		$608,634

Preferred Stocks — 6.9%
Countrywide Capital V, 7.00%◊	94,600	1,945,922
Eagle Hospitality Properties Trust, Inc., 8.25%, Series A - REIT	21,007	7,352
Innkeepers USA Trust	93,250	102,575
iStar Financial, 7.80%, Series F	138,500	1,148,165
National City Capital IV, 8.00%	50,300	1,209,715
Wachovia Preferred Funding - REIT	62,550	1,272,267
XL Capital Ltd., 10.75%	88,000	2,433,200

Total Preferred Stocks		$8,119,196

Registered Investment Companies — 5.6%
JPMorgan Prime Money Market Fund, Capital Shares††	4,838,763	4,838,763
JPMorgan U.S. Government Money Market Fund, Capital Shares	1,725,290	1,725,290

Total Registered Investment Companies		$6,564,053

		Market
	Par Value	Value
Corporate Bonds — 89.6%
Consumer Discretionary — 11.1%
Expedia, Inc., 8.50%, 7/1/16◊^	4,500,000	4,747,499
Fortune Brands, 4.875%, 12/1/13	3,475,000	3,481,905
Hanesbrands, Inc., 4.59%, 12/15/14∆	3,505,000	3,075,638
Historic Time Warner, Inc., 8.05%, 1/15/16	1,600,000	1,746,650
		13,051,692

Energy — 9.7%
Centerpoint Energy, Inc., 5.95%, 2/1/17	2,525,000	2,465,015
Cimarex Energy, 7.125%, 5/1/17	1,650,000	1,534,500

Energy Transfer Partners, 5.95%, 2/1/15	1,700,000	1,784,640
Enterprise Products Operation, 9.75%, 1/31/14	1,450,000	1,750,711
Kaneb Pipeline, 7.75%, 2/15/12	1,700,000	1,785,439
Pacific Energy Partners, 7.125%, 6/15/14	2,000,000	2,071,260
		11,391,565

Finance — 45.3%
American Express, 7.00%, 3/19/18	2,000,000	2,200,156
AmSouth Bank NA, 4.85%, 4/1/13	1,850,000	1,660,924
AmSouth Bank NA, 5.20%, 4/1/15	2,640,000	2,287,029
CNA Financial Corp., 6.50%, 8/15/16	1,465,000	1,381,384
Fifth Third Bancorp, 5.45%, 1/15/17	2,000,000	1,742,094
Fifth Third Bancorp, 4.75%, 2/1/15	3,023,000	2,824,265
First Horizon National Corp., 4.50%, 05/15/13	1,400,000	1,229,306
First Tennessee Bank, 4.63%, 5/15/13	2,545,000	2,197,422
First Tennessee Bank, 5.05%, 1/15/15	1,150,000	953,406
First Tennessee Bank, 5.65%, 4/1/16	400,000	328,752
Hartford Financial Services Group, 6.30%, 3/15/18	4,900,000	4,774,061
Huntington National Bank, 4.90%, 1/15/14	1,325,000	1,126,469
Huntington National Bank, 6.60%, 6/15/18	4,525,000	3,536,663
Key Bank, 7.413%, 5/6/15	4,125,000	4,132,730
Marsh & McLennan Co.'s, Inc., 5.75%, 9/15/15◊	3,000,000	3,163,518
Mercantile Bankshares, 4.63%, 4/15/13	3,650,000	3,620,431
Nuveen Investments, Inc., 10.50%, 11/15/15^	3,000,000	2,595,000
OneBeacon U.S. Holdings, 5.88%, 5/15/13	2,800,000	2,675,064
Prudential Financial, Inc., 5.10%, 9/20/14◊	2,720,000	2,748,595
Prudential Financial, Inc., 6.10%, 6/15/17	2,000,000	2,008,822
Transatlantic Holdings, 5.75%, 12/14/15	5,075,000	4,573,484
Wachovia Corp., 5.75%, 6/15/17◊	1,635,000	1,727,335
		53,486,910

Industrial — 23.5%
BE Aerospace, Inc., 8.50%, 7/1/18	3,300,000	3,382,500
Fisher Scientific International, Inc., 6.75%, 8/15/14	3,350,000	3,468,503
Freeport McMoRan Copper & Gold, Inc., 8.25%, 4/1/15◊	5,050,000	5,371,937
KLA Instruments Corp., 6.90%, 5/1/18	4,478,000	4,680,706
Martin Marietta Materials, 6.60%, 4/15/18	2,500,000	2,593,865
National Semiconductor, 6.60%, 6/15/17	4,475,000	4,422,459
Trinity Industries, Inc., 6.50%, 3/15/14	3,870,000	3,831,300
		27,751,270

Utilities — 0.0%
International Telephone, 7.50%, 7/1/11	40,000	40,120

Total Corporate Bonds		$105,721,557

Total Investment Securities — 102.8%	$121,300,720
(Cost $122,052,623)**
Liabilities In Excess Of Other Assets — (2.8%)	(3,355,392)
Net Assets — 100.0%	$117,945,328

**	Represents cost for financial reporting purposes.
◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2009, was $4,642,723.
∆
Variable notes earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually.  The rates shown in the Schedule of Investments are the coupon rates in effect at September 30, 2009.

†	Restricted and illiquid securities valued at fair value and not registered under the Securities Act of 1933:

	Acquisition Date	Acquisition Cost	Value	Value as a % of Net Assets
Alesco Preferred Funding III	March-05	$724,100	$89,506	0.1%
Alesco Preferred Funding IV	May-04	337,338	4,014	0.0%
Alesco Preferred Funding V	October-04	80,180	1,002	0.0%
Alesco Preferred Funding VI	December-04	621,631	130,853	0.1%
Alesco Preferred Funding VI Series E	March-05	336,608	70,496	0.0%
Fort Sheridan, LTD	March-05	489,065	110,493	0.1%
Taberna Preferred Funding, LTD	March-05	1,010,811	202,270	0.2%
		$3,599,733	$608,634	0.5%

††	The entire security represents collateral for securities loaned as of September 30, 2009.
^
Restricted securities not registered under the Securities Act of 1933.   Nuveen Investments, Inc., 10.50%, 11/15/15, acquisition date January-08, current cost $2,915,000 and Expedia, Inc., 8.50%, 7/1/16, acquisition date October-08, current cost $3,794,375.  At September 30, 2009, these securities had a market value of $2,595,000 and $4,747,499, respectively, representing 2.2% and 4.0% of net assets, respectively.

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Diamond Hill Funds
Notes to Schedule of Investments
September 30, 2009 (Unaudited)

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”) and Diamond Hill Strategic Income Fund (“Strategic Income Fund”), are each a series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end, management investment company.  Each Fund is a diversified series of the Trust.

The Funds offer three classes of shares: Class A, Class C and Class I.  Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Security valuation — Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded.  Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded.  Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available are valued at their “fair value”.  In these cases, the Fair Value Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”).  When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt.  Approximately 0.5% of the Strategic Income Fund's net assets are being valued using estimates provided by the Fair Value Committee.  The Fair Value Committee relied heavily upon analysis of the fund's portfolio manager in the absence of readily ascertainable market values.  These values may differ from the values that would have been used had a ready market for these securities existed, and the differences could be material.

The Funds adopted “Fair Value Measurements.” Fair Value Measurements establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Under Fair Value Measurements various inputs are used in determining the value of the Funds investments.  These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Diamond Hill Funds
Notes to Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, securities maturing in less than 61 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds net assets as of September 30, 2009:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs
Investments in Securities: (Assets)
Small Cap Fund
Common Stocks*	$429,621,788	$-
Registered Investment Companies	212,677,418	-
Small-Mid Cap Fund
Common Stocks*	28,914,730	-
Registered Investment Companies	13,435,102	-
Large Cap Fund
Common Stocks*	573,427,601	-
Registered Investment Companies	108,491,031	-
Select Fund
Common Stocks*	17,504,967	-
Registered Investment Companies	4,035,957	-
Long-Short Fund
Common Stocks*	1,665,585,165	-
Registered Investment Companies	236,303,664	-
Financial Long-Short Fund
Common Stocks*	7,575,102	-
Preferred Stocks	1,498,398	-
Corporate Bonds	-	429,746
Registered Investment Companies	2,917,259	-
Strategic Income Fund
Collateralized Debt Obligations	-	608,634
Common Stocks*	287,280	-
Preferred Stocks	8,111,844	7,352
Corporate Bonds	-	105,721,557
Registered Investment Companies	6,564,053	-

Diamond Hill Funds
Notes to Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

Investments in Securities Sold Short: (Liabilities)
Long-Short Fund
Common Stocks*	$(698,993,094)	$-
Financial Long-Short Fund
Common Stocks*	(939,990)	-
The Funds had no Level 3 securities at September 30, 2009.
*See Schedule of Investments for industry classification.

Short sales — The Long-Short Fund, Financial Long-Short Fund and Strategic Income Fund may sell a security they do not own in anticipation of a decline in the value of that security.  When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which they made the short sale.  A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls.

Securities Lending — Under the terms of the securities lending agreement with JPMorgan Chase Bank N.A.
(“JPMorgan”), JPMorgan is authorized to loan securities on behalf of the Funds to approved borrowers. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. The cash collateral is invested in short term instruments as noted in the Schedules of Investments.  Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to brokers, net securities lending income shall first be solely paid as credits and offset against costs and other charges incurred by each Fund with JPMorgan. Any remaining securities lending revenue is then paid to the Funds as securities lending income.

As of September 30, 2009, the value of securities loaned and the collateral held were as follows:

	Market Value	Value of
	of Securities Loaned	Collateral Received
Small Cap Fund	$113,524,727	$117,534,809
Small-Mid Cap Fund	$7,407,178	$7,626,503
Large Cap Fund	$55,523,938	$57,197,158
Select Fund	$2,882,585	$2,953,011
Long-Short Fund	$87,161,690	$89,363,413
Financial Long-Short Fund	$2,020,178	$2,093,015
Strategic Income Fund	$4,642,723	$4,838,763

Diamond Hill Funds
Notes to Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

Security transactions — Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method.

Federal tax information — As of September 30, 2009, the Funds had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small Cap Fund	$603,236,807	$73,837,609	$(34,775,210)	$39,062,399
Small-Mid Cap Fund	41,023,274	4,024,854	(2,698,296)	1,326,558
Large Cap Fund	642,994,981	75,176,957	(36,253,306)	38,923,651
Select Fund	20,186,802	2,558,025	(1,203,903)	1,354,122
Long-Short Fund	1,779,095,814	261,850,915	(227,317,873)	34,533,042
Financial Long-Short Fund	10,919,159	2,037,446	(440,651)	1,596,795
Strategic Income Fund	122,060,044	11,495,986	(12,255,310)	(759,324)

Subsequent events — The Funds evaluated subsequent events from September 30, 2009, the date of this report, through November 19, 2009, the date this report was issued and available.  There were no subsequent events to report that would have a material impact on this report.

Item 2. Controls and Procedures.

(a)           The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There were no significant changes in the registrant's internal controls over financial reporting  (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Diamond Hill Funds

By (Signature and Title)

/s/ James F. Laird, Jr.
James F. Laird, Jr.
President

Date:  November 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James F. Laird, Jr.
James F. Laird, Jr.
President

Date: November 18, 2009

By (Signature and Title)

Gary R. Young
Gary R. Young.
Treasurer

Date: November 18, 2009